Shareholders' Equity - Weibo Performance Based RSU (Details) - Performance-based RSU - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Granted
Outstanding at the beginning of the year (in shares)	18,000
Awarded (in shares)	19,000	19,000	0
Vested (in shares)	(15,000)
Cancelled (in shares)	(8,000)	(1,000)
Outstanding at the end of the year (in shares)	14,000	18,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 47.47
Awarded (in dollars per share)	65.18	$ 47.47
Vested (in dollars per share)	47.47
Cancelled (in dollars per share)	58.51	47.47
Outstanding at the end of the year (in dollars per share)	$ 65.18	$ 47.47
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	108,000
Awarded (in shares)	155,000	111,000
Vested (in shares)	(102,000)
Cancelled (in shares)	(32,000)	(3,000)
Outstanding at the end of the year (in shares)	129,000	108,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 27.00
Awarded (in dollars per share)	50.45	$ 27.00
Vested (in dollars per share)	27.00
Cancelled (in dollars per share)	46.42	27.00
Outstanding at the end of the year (in dollars per share)	$ 50.32	$ 27.00
Unrecognized compensation cost	$ 0.7	$ 0.3
Number of shares granted under performance-based RSUs (in shares)			0